Annual Fund Operating Expenses - International Developed Markets Select Equity ETF - International Developed Markets Select Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.70%

[1]	Harding Loevner LP (“Harding Loevner”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, consultant fees, litigation and indemnification and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business.
[2]	“Other Expenses” are based on estimated amounts for the first fiscal year.